Schedule of reconciliation PRC statutory effective income tax rate (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Computed income tax benefit with PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of preferential tax rate	(22.00%)	(8.00%)	(8.00%)
Additional deduction of qualified R&D expenditures		1.00%	3.00%
Effect of non-deductible share-based compensation	(4.00%)
Effect of disposal of subsidiaries	(1.00%)
Effect of expiration of NOL	(6.00%)	(11.00%)
Effect of true-up on NOL	2.00%	(5.00%)
Change in valuation allowance	6.00%	(2.00%)	(20.00%)
Income tax expenses